Label	Element	Value
Pacific Funds Diversified Alternatives
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001137761_SupplementTextBlock

SUPPLEMENT DATED MAY 29, 2019

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2018

FOR CLASS A, CLASS B, CLASS C, CLASS I AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I and Advisor Class shares prospectus dated August 1, 2018, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Funds Diversified Alternatives
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Pacific Funds Diversified Alternatives — In the Principal Investment Strategies subsection, the sixth paragraph is deleted and replaced with the following:

The Underlying Funds that have one or more of the above characteristics include funds that emphasize investments in emerging markets debt and equity, bank loans and inflation indexed debt investments, and funds that employ currency and long/short equity strategies.